Expense Example {- Fidelity Total Emerging Markets Fund} - 10.31 Fidelity Emerging Markets Discovery & Total Emerging Markets Retail Combo PRO-15 - Fidelity Total Emerging Markets Fund - Fidelity Total Emerging Markets Fund
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 113
3 years	353
5 years	612
10 years	$ 1,352